Advances to Suppliers - Schedule of Advances to Suppliers Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Advances to Suppliers [Abstract]
Advances to suppliers	$ 1,756,138	$ 4,022,696